FEDERATED FIXED INCOME SECURITIES, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                January 31, 2005



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549



       RE:    FEDERATED FIXED INCOME SECURITIES, INC. (the "Registrant")

              Federated Limited Term Municipal Fund
                  Class A Shares
                  Class F Shares
              Federated Strategic Income Fund
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class F Shares

                1933 Act File No. 33-43472
                1940 Act File No. 811-6447


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2005, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 38 on January 28, 2005.

     If you have any questions regarding this certification, please contact me at (412) 288-2614.

                  Very truly yours,



                  /s/ Andrew P. Cross
                  Andrew P. Cross
                  Assistant Secretary